Long-term Debt - JPM Credit Agreement (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Jul. 31, 2017
Debt Instrument [Line Items]
Loss on extinguishment of debt		$ (12,685)	$ (66)
Warrants to purchase shares of common stock	1,937,260	16,877,907	1,937,260
Unamortized debt discount	$ 118	$ 55	$ 118
JPM Credit Agreement
Debt Instrument [Line Items]
Face amount of debt	10,000		10,000
Maximum borrowing capacity	5,000		$ 5,000
Loss on extinguishment of debt	$ 100
Warrants to purchase shares of common stock	377,837		377,837
Warrants exercise price	$ 0.42		$ 0.42
Fair value of warrants	$ 100		$ 100
Debt issuances costs	$ 100	100
Unamortized debt discount		100
Interest expense		$ 600
Interest rate	4.50%	4.50%	4.50%
Amount drawn		$ 5,400
Revolving line of credit outstanding
Debt Instrument [Line Items]
Face amount of debt	$ 3,000		$ 3,000	$ 7,000	$ 1,000
Maximum borrowing capacity	$ 10,000		$ 10,000
2020 SVB Term Loan
Debt Instrument [Line Items]
Face amount of debt				$ 5,000
Warrants to purchase shares of common stock		279,974
Warrants exercise price		$ 0.40
Fair value of warrants		$ 100
Debt issuances costs		$ 100
Interest rate		5.00%
Wall Street Journal Prime Rate | JPM Credit Agreement
Debt Instrument [Line Items]
Interest rate	1.25%		1.25%
Wall Street Journal Prime Rate | 2020 SVB Term Loan
Debt Instrument [Line Items]
Interest rate		0.50%
Maximum | JPM Credit Agreement
Debt Instrument [Line Items]
Amortization of the debt discount		$ 100
Interest rate	5.50%	5.50%	5.50%
Maximum | Wall Street Journal Prime Rate | JPM Credit Agreement
Debt Instrument [Line Items]
Interest rate	2.25%		2.25%